BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details) - Jan. 13, 2021 - Future Gas Station (Beijing) Technology, Ltd	CNY (¥)	USD ($)	USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Cash	¥ 471,843		$ 64,928
Accounts receivable, net	831,049		114,356
Other receivables, net	144,285		19,854
Contract costs, net	75,250		10,355
Prepaid expenses	91,132		12,540
Property and equipment, net	118,130		16,255
Intercompany receivables	6,850,000		942,591
Intangible assets- customer relationship	7,000,000		963,232
Goodwill	6,996,895		962,805
Accounts payable	(1,032,078)		(142,019)
Other payables	(1,273,182)		(175,196)
Other payable- related parties	(479,959)		(66,045)
Deferred revenue	(39,786)		(5,475)
Accrued payroll and employees' welfare	(1,629,519)		(224,229)
Taxes payable	(64,253)		(8,842)
Deferred tax liability	(1,050,000)		(144,485)
Total	17,009,807		$ 2,340,627
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 232,525
Fair value of previously held equity interest	30,530,000	4,201,068
Non-controlling interest	34,790,000	4,787,263
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(6,880,229)
Total	¥ 17,009,807	$ 2,340,627